Employee benefits - Pension and other post-employment benefits	6 Months Ended
Apr. 30, 2023
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Employee benefits - Pension and other post-employment benefits

Note 8 Employee benefits – Pension and other post-employment benefits
We offer a number of defined benefit and defined contribution plans which provide pension and post-emplo yment ben
efits to eligible employees. The following tables present the composition of our pension and other post-employment benefit expense and the effects of remeasurements recorded in OCI.
Pension and other post-employment benefit expense

	For the three months ended
	Pension plans		Other post-employment benefit plans
(Millions of Canadian dollars)	April 30 2023	April 30 2022	April 30 2023	April 30 2022
Current service costs	$49	$78	$8	$7
Past service costs	–	(1)	–	–
Net interest expense (income)	(40)	(21)	20	15
Remeasurements of other long-term benefits	–	–	1	(14)
Administrative expense	3	4	–	–
Defined benefit pension expense	12	60	29	8
Defined contribution pension expense	76	56	–	–
	$88	$116	$29	$8

	For the six months ended
	Pension plans		Other post-employment benefit plans
(Millions of Canadian dollars)	April 30 2023	April 30 2022	April 30 2023	April 30 2022
Current service costs	$98	$155	$16	$17
Past service costs	–	(1)	–	2
Net interest expense (income)	(81)	(42)	39	31
Remeasurements of other long-term benefits	–	–	3	(13)
Administrative expense	6	7	–	–
Defined benefit pension expense	23	119	58	37
Defined contribution pension expense	161	130	–	–
	$184	$249	$58	$37
Pension and other post-employment benefit remeasurements
(1)

	For the three months ended
	Defined benefit pension plans		Other post-employment benefit plans
(Millions of Canadian dollars)	April 30 2023	April 30 2022	April 30 2023	April 30 2022
Actuarial (gains) losses:
Changes in financial assumptions (2)	$132	$(2,337)	$15	$(218)
Experience adjustments	–	1	(2)	(3)
Return on plan assets (excluding interest based on discount rate)	33	1,525	–	–
	$165	$(811)	$13	$(221)

	For the six months ended
	Defined benefit pension plans		Other post-employment benefit plans
(Millions of Canadian dollars)	April 30 2023	April 30 2022	April 30 2023	April 30 2022
Actuarial (gains) losses:
Changes in financial assumptions (2)	$904	$(2,998)	$90	$(258)
Experience adjustments	–	1	(2)	(3)
Return on plan assets (excluding interest based on discount rate)	(561)	1,843	–	–
	$343	$(1,154)	$88	$(261)

(1)	Market based assumptions, including Changes in financial assumptions and Return on plan assets, are reviewed on a quarterly basis. All other assumptions are updated during our annual review of plan assumptions.
(2)	Changes in financial assumptions in our defined benefit pension plans primarily relate to changes in discount rates.